FINANCIAL RISK MANAGEMENT - Disclosure of fair value measurement of assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Florence copper stream	$ 67,813	$ 0
Financial assets and liabilities designated as FVPL [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset fuel call options	332
Derivative asset copper put and call options	26,568	3,724
Performance payments payable	(36,363)	(25,850)
Florence copper stream	(67,813)
Financial assets designated at fair value	(77,276)	(22,126)
Financial assets and liabilities designated as FVPL [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset fuel call options	0
Derivative asset copper put and call options	0	0
Performance payments payable	0	0
Florence copper stream	0
Financial assets designated at fair value	0	0
Financial assets and liabilities designated as FVPL [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset fuel call options	332
Derivative asset copper put and call options	26,568	3,724
Performance payments payable	0	0
Florence copper stream	0
Financial assets designated at fair value	26,900	3,724
Financial assets and liabilities designated as FVPL [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset fuel call options	0
Derivative asset copper put and call options	0	0
Performance payments payable	(36,363)	(25,850)
Florence copper stream	(67,813)
Financial assets designated at fair value	(104,176)	(25,850)
Financial assets designated as FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	895	1,333
Investment in private companies	500	1,200
Reclamation deposits	1,481	6,696
Financial assets designated at fair value	2,876	9,229
Financial assets designated as FVOCI [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	895	1,333
Investment in private companies	0	0
Reclamation deposits	1,481	6,696
Financial assets designated at fair value	2,376	8,029
Financial assets designated as FVOCI [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	0	0
Reclamation deposits	0	0
Financial assets designated at fair value	0	0
Financial assets designated as FVOCI [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	500	1,200
Reclamation deposits	0	0
Financial assets designated at fair value	$ 500	$ 1,200